8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Risk-free interest rate	2.33%	4.45%	3.82%
Expected life of options	7 months 28 days	1 year	1 year 8 months 12 days
Annualized volatility	51.62%	97.27%	167.44%
Dividends	0.00%	0.00%	0.00%